UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

WBI Absolute Return Balanced Fund

WBI Absolute Return Dividend Growth Fund

Semi-Annual Report
May 31, 2012

WBI Funds

EXPENSE EXAMPLE – May 31, 2012 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in the No Load Shares and the Institutional Shares of each Fund at the beginning of the period and held for the entire period (12/1/11– 5/31/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% and 1.75% per the operating expenses limitation agreement for the No Load Shares and the Institutional Shares, respectively, of each Fund.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are

WBI Funds

EXPENSE EXAMPLE – May 31, 2012 (Unaudited), Continued

meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these costs were included, your transaction costs would have been higher.

WBI Absolute Return Balanced Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$1,044.80	$10.22
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.00	$10.08

*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Absolute Return Balanced Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$1,044.90	$8.95
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.25	$8.82

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Absolute Return Dividend Growth Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$1,025.40	$10.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.00	$10.08

*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – May 31, 2012 (Unaudited), Continued

  WBI Absolute Return Dividend Growth Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$1,026.70	$8.87
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.25	$8.82

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – May 31, 2012 (Unaudited)

WBI Absolute Return Balanced Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS –  May 31, 2012 (Unaudited)

WBI Absolute Return Dividend Growth Fund

Percentages represent market value as a percentage of total investments.

(This Page Intentionally Left Blank.)

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 19.65%	Value
	Beverage Manufacturing - 3.23%
12,413	PepsiCo, Inc.	$842,222
	Electric Power Generation,
	Transmission and Distribution - 5.92%
18,785	FirstEnergy Corp.	878,950
15,224	PG&E Corp.	665,289
		1,544,239
	Motor Vehicle Body and
	Trailer Manufacturing - 1.61%
18,811	Gentex Corp.	419,485
	Other Food Manufacturing - 2.07%
9,596	McCormick & Co., Inc.	540,831
	Other Miscellaneous Manufacturing - 2.42%
17,828	Hasbro, Inc.	631,468
	Securities and Commodity Contracts
	Intermediation and Brokerage - 2.11%
9,538	T. Rowe Price Group, Inc.	549,293
	Shoe Stores - 2.29%
18,826	Foot Locker, Inc.	597,537
	TOTAL COMMON STOCKS
	(Cost $4,982,536)	5,125,075

	EXCHANGE-TRADED FUNDS - 21.61%
25,797	iShares Floating Rate Note ETF	1,284,949
16,932	iShares iBoxx $High Yield
	Corporate Bond Fund	1,486,122
11,170	iShares iBoxx $Investment Grade
	Corporate Bond Fund	1,306,555
40,653	iShares S&P U.S. Preferred
	Stock Index Fund	1,557,416
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,575,014)	5,635,042

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS - 14.12%	Value
	Aerospace Product and
	Parts Manufacturing - 0.59%
	Lockheed Martin Corp.
$136,000	4.25%, 11/15/2019	$153,107
	Agencies, Brokerages, and Other
	Insurance Related Activities - 0.57%
	Aon PLC
142,000	3.50%, 9/30/2015	148,544
	Beverage Manufacturing - 0.58%
	Anheuser-Busch Cos. LLC
135,000	4.50%, 4/1/2018	150,665
	Communications Equipment
	Manufacturing - 0.38%
	Harris Corp.
90,000	5.00%, 10/1/2015	98,403
	Computer and Peripheral
	Equipment Manufacturing - 0.95%
	Dell, Inc.
135,000	4.625%, 4/1/2021	150,393
	Hewlett-Packard Co.
95,000	4.30%, 6/1/2021	96,738
		247,131
	Depository Credit Intermediation - 1.13%
	Citigroup, Inc.
142,000	5.125%, 5/5/2014	148,900
	Wells Fargo & Co.
136,000	5.00%, 11/15/2014	145,043
		293,943
	Electric Power Generation,
	Transmission and Distribution - 0.58%
	Exelon Generation Co. LLC
135,000	5.20%, 10/1/2019	151,978
	Health and Personal Care Stores - 0.59%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	154,313

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited), Continued

Principal
Amount		Value
	Insurance Carriers - 0.57%
	MetLife, Inc.
$135,000	4.75%, 2/8/2021	$149,067
	Investigation and Security Services - 0.58%
	Tyco International Finance
142,000	3.375%, 10/15/2015	151,380
	Management of Companies
	and Enterprises - 0.58%
	JPMorgan Chase & Co.
150,000	2.60%, 1/15/2016	150,281
	Medical Equipment and
	Supplies Manufacturing - 0.39%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	102,489
	Motion Picture and Video Industries - 1.17%
	Time Warner, Inc.
143,000	4.00%, 1/15/2022	151,728
	Viacom, Inc.
142,000	3.50%, 4/1/2017	152,929
		304,657
	Newspaper, Periodical, Book, and
	Directory Publishers - 0.60%
	Thomson Reuters Corp.
143,000	3.95%, 9/30/2021	155,729
	Non-Depository Credit Intermediation - 1.16%
	American Express Credit
148,000	2.80%, 9/19/2016	152,625
	General Electric Capital Corp.
133,000	5.625%, 5/1/2018	151,338
		303,963
	Nonmetallic Mineral Mining
	and Quarrying - 0.58%
	Potash Corporation of Saskatchewan, Inc.
142,000	3.25%, 12/1/2017	152,523

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited), Continued

Principal
Amount		Value
	Pipeline Transportation of Natural Gas - 0.78%
	Kinder Morgan Energy Partners
$200,000	4.15%, 3/1/2022	$205,070
	Securities and Commodity Contracts
	Intermediation and Brokerage - 1.15%
	Goldman Sachs Group, Inc.
150,000	3.625%, 2/7/2016	147,864
	Prudential Financial, Inc.
148,000	3.00%, 5/12/2016	152,468
		300,332
	Software Publishers - 0.59%
	Adobe Systems, Inc.
136,000	4.75%, 2/1/2020	153,307
	Wired Telecommunications Carriers - 0.60%
	AT&T, Inc.
136,000	4.45%, 5/15/2021	155,437
	TOTAL CORPORATE BONDS
	(Cost $3,612,269)	3,682,319

	U.S. GOVERNMENT AGENCY ISSUE - 0.77%
	Federal Home Loan Banks
200,000	1.25%, 10/30/2019	199,987
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $199,990)	199,987

Shares	SHORT-TERM INVESTMENTS - 44.22%
11,532,018	Invesco STIT - Treasury Portfolio -
	Institutional Class, 0.02% (a)	11,532,018
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,532,018)	11,532,018
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $25,901,827) - 100.37%	26,174,441
	Liabilities in Excess of
	Other Assets - (0.37)%	(95,457)
	NET ASSETS - 100.00%	$26,078,984

(a)Rate shown is the 7-day yield as of May 31, 2012.
ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 33.08%	Value
	Beverage Manufacturing - 4.08%
16,006	PepsiCo, Inc.	$1,086,007
	Cutlery and Handtool Manufacturing - 1.01%
12,027	Kaydon Corp.	268,322
	Depository Credit Intermediation - 2.13%
25,304	East West Bancorp, Inc.	566,557
	Gambling Industries - 1.03%
14,646	Ameristar Casinos, Inc.	273,880
	Industrial Supply Distributor - 1.01%
7,129	Applied Industrial Technologies, Inc.	268,835
	Metal Ore Mining - 2.64%
18,834	Agnico-Eagle Mines Limited (a)	703,262
	Oil and Gas Extraction - 2.48%
21,050	Cenovus Energy, Inc. (a)	661,601
	Other Fabricated Metal
	Product Manufacturing - 1.37%
4,453	Parker Hannifin Corp.	363,988
	Other Miscellaneous Manufacturing - 3.86%
29,037	Hasbro, Inc.	1,028,490
	Petroleum and Coal
	Products Manufacturing - 4.35%
14,754	Exxon Mobil Corp.	1,160,107
	Printing and Related
	Support Activities - 1.10%
12,632	Deluxe Corp.	292,052
	Securities and Commodity Contracts
	Intermediation and Brokerage - 4.01%
18,525	T. Rowe Price Group, Inc.	1,066,855
	Shoe Stores - 4.01%
33,659	Foot Locker, Inc.	1,068,337
	TOTAL COMMON STOCKS
	(Cost $8,984,143)	8,808,293

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 67.96%	Value
18,098,479	Invesco STIT - Treasury Portfolio -
	Institutional Class, 0.02% (b)	$18,098,479
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,098,479)	18,098,479
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $27,082,622) - 101.04%	26,906,772
	Liabilities in Excess
	of Other Assets - (1.04)%	(275,655)
	NET ASSETS - 100.00%	$26,631,117

(a)U.S. traded security of a foreign issuer.
(b)Rate shown is the 7-day yield as of May 31, 2012.

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2012 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $25,901,827
and $27,082,622, respectively)	$26,174,441	$26,906,772
Receivables
Fund shares sold	120,276	82,275
Dividends and interest	42,066	61,514
Prepaid expenses	19,712	22,330
Total assets	26,356,495	27,072,891
LIABILITIES
Payables
Investment securities purchased	99,595	268,786
Fund shares redeemed	47,450	1,120
Shareholder servicing fees	43,457	76,459
Administration and fund accounting fees	38,506	37,538
Transfer agent fees and expenses	17,505	21,971
Advisory fees	8,610	11,718
Audit fees	8,243	8,236
Chief Compliance Officer fee	4,434	4,430
12b-1 fees	4,167	5,854
Shareholder reporting	3,025	2,845
Pricing fees	1,452	845
Custody fees	833	1,970
Legal fees	234	2
Total liabilities	277,511	441,774
NET ASSETS	$26,078,984	$26,631,117

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2012 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$9,686,517	$10,437,702
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	950,032	1,076,834
Net asset value, offering and
redemption price per share	$10.20	$9.69
Institutional Shares
Net assets applicable to shares outstanding	$16,392,467	$16,193,415
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,604,824	1,670,733
Net asset value, offering and
redemption price per share	$10.21	$9.69
COMPONENTS OF NET ASSETS
Paid-in capital	$26,091,476	$29,094,520
Undistributed net investment income	6,476	27,033
Accumulated net realized loss on investments	(291,582)	(2,314,586)
Net unrealized appreciation/(depreciation)
on investments	272,614	(175,850)
Net assets	$26,078,984	$26,631,117

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2012 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
of $2,220 and $9,216, respectively)	$175,744	$342,333
Interest	51,226	345
Total investment income	226,970	342,678
Expenses
Advisory fees (Note 4)	86,533	125,773
Administration and fund
accounting fees (Note 4)	46,315	45,347
Shareholder servicing fees -
Institutional Shares (Note 6)	21,079	34,825
Shareholder servicing fees -
No Load Shares (Note 6)	13,534	15,484
Transfer agent fees and expenses (Note 4)	22,117	27,446
Registration fees	20,776	21,212
Distribution fees - No Load Shares (Note 5)	8,476	9,640
Audit fees	8,243	8,236
Chief Compliance Officer fee (Note 4)	5,300	5,296
Custody fees (Note 4)	3,871	4,378
Legal fees	2,870	3,292
Trustee fees	2,552	2,833
Pricing fees	1,784	855
Reports to shareholders	1,132	2,494
Insurance expense	1,124	1,161
Other expenses	903	1,385
Total expenses	246,609	309,657
Less: advisory fee waiver and
expense reimbursement (Note 4)	(86,700)	(79,914)
Net expenses	159,909	229,743
Net investment income	67,061	112,935
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	295,537	1,422,474
Net change in unrealized
appreciation/(depreciation) on investments	4,843	(1,469,472)
Net realized and unrealized
gain/(loss) on investments	300,380	(46,998)
Net Increase in Net Assets
Resulting from Operations	$367,441	$65,937

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 29, 2010*
	May 31, 2012	to
	(Unaudited)	November 30, 2011
INCREASE/(DECREASE) IN NET
ASSETS FROM:
OPERATIONS
Net investment income	$67,061	$42,725
Net realized gain/(loss) on investments	295,537	(587,117)
Net change in unrealized
appreciation on investments	4,843	267,771
Net increase/(decrease) in net assets
resulting from operations	367,441	(276,621)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(39,384)	—
Institutional Shares	(63,928)	—
Total distributions to shareholders	(103,312)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	14,630,286	11,461,190
Total increase in net assets	14,894,415	11,184,569
NET ASSETS
Beginning of period	11,184,569	—
End of period	$26,078,984	$11,184,569
Undistributed net investment
income at end of period	$6,476	$42,727

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	541,284	$5,594,624	528,003	$5,270,319
Shares issued on
reinvestments of
distributions	3,430	34,155	—	—
Shares redeemed**	(104,132)	(1,076,081)	(18,553)	(182,478)
Net increase	440,582	$4,552,698	509,450	$5,087,841
** Net of redemption fees of		$181		$20

	Institutional Shares		Institutional Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,114,426	$11,484,507	691,147	$7,002,893
Shares issued on
reinvestments of
distributions	3,560	35,682	—	—
Shares redeemed**	(139,948)	(1,442,601)	(64,361)	(629,544)
Net increase	978,038	$10,077,588	626,786	$6,373,349
** Net of redemption fees of		$1,170		$568

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 29, 2010*
	May 31, 2012	to
	(Unaudited)	November 30, 2011
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$112,935	$59,560
Net realized gain/(loss) on investments	1,422,474	(3,737,134)
Net change in unrealized appreciation/
(depreciation) on investments	(1,469,472)	1,293,622
Net increase/(decrease) in net assets
resulting from operations	65,937	(2,383,952)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(37,355)	—
Institutional Shares	(108,033)	—
Total distributions to shareholders	(145,388)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	6,669,697	22,424,823
Total increase in net assets	6,590,246	20,040,871
NET ASSETS
Beginning of period	20,040,871	—
End of period	$26,631,117	$20,040,871
Undistributed net investment
income at end of period	$27,033	$59,486

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	632,986	$6,530,511	646,691	$6,450,205
Shares issued on
reinvestments of
distributions	3,066	30,920	—	—
Shares redeemed**	(66,109)	(667,306)	(139,800)	(1,297,068)
Net increase	569,943	$5,894,125	506,891	$5,153,137
** Net of redemption fees of		$1,706		$5,172

	Institutional Shares		Institutional Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	425,174	$4,383,339	2,347,035	$24,107,045
Shares issued on
reinvestments of
distributions	9,977	98,114	—	—
Shares redeemed**	(367,025)	(3,705,881)	(744,428)	(6,835,359)
Net increase	68,126	$775,572	1,602,607	$17,271,686
** Net of redemption fees of		$1,136		$2,254

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
Net asset value, beginning of period	$9.83		$10.00
Income from investment operations:
Net investment income	0.03		0.08	^
Net realized and unrealized
gain/(loss) on investments	0.41		(0.25)
Total from investment operations	0.44		(0.17)
Less distributions:
From net investment income	(0.07)		—
Total distributions	(0.07)		—
Redemption fees retained	0.00	^#	0.00	^#
Net asset value, end of period	$10.20		$9.83

Total return	4.48	%‡	-1.70	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,687		$5,010
Ratio of expenses to average net assets (a):
Before expense reimbursement	3.01	%†	6.66	%†
After expense reimbursement	2.00	%†	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	(0.41	)%†	(3.77	)%†
After expense reimbursement	0.60	%†	0.89	%†
Portfolio turnover rate	108.20	%‡	225.23	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
Net asset value, beginning of period	$9.85		$10.00
Income from investment operations:
Net investment income	0.04		0.10	^
Net realized and unrealized
gain/(loss) on investments	0.40		(0.25)
Total from investment operations	0.44		(0.15)
Less distributions:
From net investment income	(0.08)		—
Total distributions	(0.08)		—
Redemption fees retained	0.00	^#	0.00	^#
Net asset value, end of period	$10.21		$9.85

Total return	4.49	%‡	-1.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,392		$6,174
Ratio of expenses to average net assets (a):
Before expense reimbursement	2.75	%†	5.80	%†
After expense reimbursement	1.75	%†	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	(0.11	)%†	(2.97	)%†
After expense reimbursement	0.89	%†	1.08	%†
Portfolio turnover rate	108.20	%‡	225.23	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
Net asset value, beginning of period	$9.50		$10.00
Income from investment operations:
Net investment income	0.04	^	0.03	^
Net realized and unrealized
gain/(loss) on investments	0.20		(0.55)
Total from investment operations	0.24		(0.52)
Less distributions:
From net investment income	(0.05)		—
Total distributions	(0.05)		—
Redemption fees retained	0.00	^#	0.02	^
Net asset value, end of period	$9.69		$9.50

Total return	2.54	%‡	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,438		$4,815
Ratio of expenses to average net assets:
Before expense reimbursement	2.61	%†	4.56	%†
After expense reimbursement	2.00	%†	2.00	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	0.08	%†	(2.20	)%†
After expense reimbursement	0.69	%†	0.36	%†
Portfolio turnover rate	109.71	%‡	301.31	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months Ended		December 29, 2010*
	May 31, 2012		to
	(Unaudited)		November 30, 2011
Net asset value, beginning of period	$9.50		$10.00
Income from investment operations:
Net investment income	0.05	^	0.05	^
Net realized and unrealized
gain/(loss) on investments	0.20		(0.55)
Total from investment operations	0.25		(0.50)
Less distributions:
From net investment income	(0.06)		—
Total distributions	(0.06)		—
Redemption fees retained	0.00	^#	0.00	^#
Net asset value, end of period	$9.69		$9.50

Total return	2.67	%‡	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,193		$15,226
Ratio of expenses to average net assets:
Before expense reimbursement	2.39	%†	2.92	%†
After expense reimbursement	1.75	%†	1.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	0.35	%†	(0.59	)%†
After expense reimbursement	0.99	%†	0.58	%†
Portfolio turnover rate	109.71	%‡	301.31	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  Each Fund offers No Load Shares and Institutional Shares.  The investment objective of the WBI Absolute Return Balanced Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions.  The investment objective of the WBI Absolute Return Dividend Growth Fund is to seek long-term capital appreciation and current income.  The Funds commenced operations on December 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2012, the WBI Absolute Return Balanced Fund – No Load Shares, and Institutional Shares retained $181 and $1,170, respectively, in redemption fees.  During the six months ended May 31, 2012, the WBI Absolute Return Dividend Growth Fund – No Load Shares and Institutional Shares retained $1,706 and $1,136, respectively, in redemption fees.

G.	Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2012, management considered the impact of

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2012:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$549,293	$—	$—	$549,293
Manufacturing	2,434,006	—	—	2,434,006
Retail Trade	597,537	—	—	597,537
Utilities	1,544,239	—	—	1,544,239
Total Common Stocks	5,125,075	—	—	5,125,075
Exchange-Traded Funds	5,635,042	—	—	5,635,042
Corporate Bonds
Finance and Insurance	—	1,194,792	—	1,194,792
Information	—	767,581	—	767,581
Manufacturing	—	1,056,063	—	1,056,063
Mining	—	152,523	—	152,523
Retail Trade	—	154,312	—	154,312
Transportation and
Warehousing	—	205,070	—	205,070
Utilities	—	151,978	—	151,978
Total Corporate Bonds	—	3,682,319	—	3,682,319
U.S. Government
Agency Issue	—	199,987	—	199,987
Short-Term Investments	11,532,018	—	—	11,532,018
Total Investments
in Securities	$22,292,135	$3,882,306	$—	$26,174,441

WBI Absolute Return Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Arts, Entertainment and
Recreation	$273,880	$—	$—	$273,880
Finance and Insurance	1,633,412	—	—	1,633,412
Manufacturing	4,198,967	—	—	4,198,967
Mining	1,364,863	—	—	1,364,863
Retail Trade	1,068,337	—	—	1,068,337
Wholesale Trade	268,834	—	—	268,834
Total Common Stocks	8,808,293	—	—	8,808,293
Short-Term Investments	18,098,479	—	—	18,098,479
Total Investments
in Securities	$26,906,772	$—	$—	$26,906,772

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

May 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the six months ended May 31, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2012, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund.  For the six months ended May 31, 2012, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred $86,533 and $125,773, respectively, in advisory fees.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2012, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares aggregate annual operating expenses to 2.00% of average daily net assets and each Fund’s Institutional Shares aggregate annual operating expenses to 1.75% of average daily net assets.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $86,700 and $79,914 for the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Absolute		WBI Absolute
Return Balanced		Return Dividend
Fund		Growth Fund
Year	Amount	Year	Amount
2014	$182,107	2014	$166,283
2015	86,700	2015	79,914
	$268,807		$246,197

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2012, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund
Administration and Fund Accounting	$46,315	$45,347
Transfer Agency (a)	19,215	21,270
Custody	3,871	4,378
Chief Compliance Officer	5,300	5,296
(a)  Does not include out-of-pocket expenses.

At May 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund
Administration and Fund Accounting fees	$38,506	$37,538
Transfer Agency (a)	15,758	15,952
Custody	833	1,970
Chief Compliance Officer	4,434	4,430
(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2012, the WBI Absolute Return Balanced Fund No Load Shares and the WBI Absolute Return Dividend Growth Fund No Load Shares paid the Distributor $8,476 and $9,640, respectively.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the No Load Shares and Institutional Shares may pay servicing fees at an annual rate of 0.40% of the average daily net assets of each class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2012, the WBI Absolute Return Balanced Fund No Load Shares and Institutional Shares incurred shareholder servicing fees of $13,534 and $21,079, respectively, under the Agreement.  For the six months ended May 31, 2012, the WBI Absolute Return Dividend Growth No Load Shares and Institutional Shares incurred shareholder servicing fees of $15,484 and $34,825, respectively, under the Agreement.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Balanced Fund, were $18,231,354 and $13,380,484, respectively.

For the six months ended May 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Dividend Growth Fund, were $21,972,717 and $30,806,462, respectively.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2012 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2012, and the year ended November 30, 2011, were characterized as follows:

	WBI Absolute		WBI Absolute
	Return Balanced		Return Dividend
	Fund		Growth Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2012	2011	2012	2011
Ordinary income	$103,312	$—	$145,388	$—

As of November 30, 2011, the Funds’ most recent completed fiscal year-end, the components of accumulated earnings/(losses) were as follows:

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund
Cost of investments (a)	$10,941,882	$18,805,861
Gross tax unrealized appreciation	$384,714	$1,429,432
Gross tax unrealized depreciation	(116,943)	(166,086)
Net tax unrealized appreciation	267,771	1,263,346
Undistributed ordinary income	42,727	59,486
Undistributed long-term capital gain	—	—
Total distributable earnings	42,727	59,486
Other accumulated gains/(losses)	(587,119)	(3,706,784)
Total accumulated earnings/(losses)	$(276,621)	$(2,383,952)

(a)	The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2011, the Fund had capital loss carryforwards as follows:

Short-Term
Capital Loss Carryover
WBI Absolute Return Balanced Fund	$ 587,119
WBI Absolute Return Dividend Growth Fund	3,706,784

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

WBI Funds

NOTICE TO SHAREHOLDERS at May 31, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
WBI Investments, Inc.
34 Sycamore Avenue, Suite 1-E
Little Silver, NJ 07739

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    July 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    July 31, 2012

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    July 31, 2012

* Print the name and title of each signing officer under his or her signature